CONVERTIBLE PROMISSORY NOTE (Tables) - GNQ INSILICO INC [Member]	3 Months Ended
Mar. 31, 2026
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE ISSUANCE

The following table represents the fair value at issuance (March 16, 2026) and as at March 31, 2026:

	March 16, 2026	March 31, 2026
Convertible note payable, at fair value	$160,194	$170,577
Warrant liability, at fair value	89,806	95,487
Total	$250,000	$266,064

SCHEDULE OF NOTE AND WARRANT LIABILITIES

The following table represents the roll-forward of the Note and Warrant liabilities from the date of issuance (March 16, 2026) through March 31, 2026:

	Convertible Note (incl. conversion feature)	Warrant	Total
Opening Fair Value, January 1, 2026	$-	$-	$-
Fair Value at Issuance (March 16, 2026)	160,194	89,806	250,000
Change in Fair Value (recognized in earnings)	9,341	5,681	15,022
Interest expense accrual	1,042	-	1,042
Ending Fair Value, March 31, 2026	$170,577	$95,487	$266,064

SCHEDULE OF UNPAID PRINCIPAL BALANCE

The following table indicates the fair value compared to the unpaid principal balance:

	March 16, 2026	March 31, 2026
Unpaid principal and accrued interest	$250,000	$251,042
Fair value	160,194	170,577
Fair value over/(under) unpaid principal	$(89,806)	$(80,465)

SCHEDULE OF VALUATION OF CONVERTIBLE NOTE AND WARRANT

The significant quantitative inputs used under these valuation methods were as follows:

Convertible Note (including embedded conversion feature):

	March 16, 2026	March 31, 2026
Valuation assumptions
Stock Price	$18.5461	$18.5461
Volatility	59.54%	62.63%
Risk-free interest rate	3.72%	3.72%
Debt discount rate	18.75%	19.12%
Expected term remaining	0.50 years	0.46 years
Note discount rate (calibrated)	43.69%	40.13%

Warrants:

	March 16, 2026	March 31, 2026
Valuation assumptions
Stock Price	$18.5461	$18.5461
Volatility	63.10%	62.41%
Risk-free interest rate	3.80%	3.92%
Discount rate	-	-
Expected term remaining	5 years	4.96 years